December 28, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:     AXP International Fund, Inc.
           AXP European Equity Fund
           AXP International Fund
        File No. 2-92309/811-4075

Dear Ms. Mengiste:

Registrant certifies that the form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP INTERNATIONAL FUND, INC.




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

LLO/HB/NOL